DIVIDENDS AND INTEREST ON EQUITY (IOE) - Breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends and interest on equity payable
Dividends and interest on equity	R$ 2,396,116	R$ 2,195,031	R$ 2,209,362
Equity attributable to owners of parent [member]
Dividends and interest on equity payable
Dividends and interest on equity	2,396,116	2,195,031
Telefonica Latinoamerica Holding S.L. (former Telefonica Internacional S.A.)
Dividends and interest on equity payable
Dividends and interest on equity	505,750	454,583
Telefonica S.A.
Dividends and interest on equity payable
Dividends and interest on equity	609,003	547,390
SP Telecomunicacoes Participacoes Ltda
Dividends and interest on equity payable
Dividends and interest on equity	383,933	345,090
Telefonica Chile S.A.
Dividends and interest on equity payable
Dividends and interest on equity	1,070	962
Non-controlling interest
Dividends and interest on equity payable
Dividends and interest on equity	R$ 896,360	R$ 847,006